Related Parties Transactions (Narrative) (Details) (USD $)	12 Months Ended		51 Months Ended
	Dec. 28, 2013	Dec. 31, 2012	Dec. 28, 2013
Share-based Compensation	$ 2,004,647	$ 2,397,819	$ 8,142,956
Officers and directors [Member]
Related Party Transaction, Amounts of Transaction	1,513,412	1,410,203
Share-based Compensation	1,382,147	1,681,761
Officers and directors [Member] | Salaries and benefits [Member]
Related Party Transaction, Amounts of Transaction	1,455,282	1,410,203
Share-based Compensation	$ 1,382,147	$ 1,681,761